BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES - Property and equipment (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment
Total		$ 3,531,614	$ 3,381,533
Accumulated depreciation		3,288,894	2,922,638
Property and equipment, net	$ 173,729	242,720	458,895
Lab equipment
Property, Plant and Equipment
Total		3,406,789	3,256,708
Leasehold improvements
Property, Plant and Equipment
Total		$ 124,825	$ 124,825